RELATED PARTY TRANSACTIONS - Disclosure of detailed information about key management personnel (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions [Abstract]
Salaries and bonus	$ 984,800	$ 869,250	$ 864,300
Compensation expense and share-based payments	382,302	46,092	374,014
Key management personnel compensation	$ 1,367,102	$ 915,342	$ 1,238,314